GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.08%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$1,500,000	0.83%, 03/15/2027	$ 1,474,991
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,439,107
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,196,384
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,187,367
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,417,480
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,615,636
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 2.15%, 07/20/2029 3-mo. LIBOR + 1.90%	2,977,818
1,000,000	CCG Receivables Trust (a) Series 2020-1 Class B 1.19%, 12/14/2027	967,320
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
1,500,000	1.93%, 09/17/2029	1,467,175
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	923,492
1,197,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,092,066
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,140,214
	DT Auto Owner Trust(a)
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,304,366
	Series 2021-1A Class C
1,500,000	0.84%, 10/15/2026	1,453,452
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,855,681
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,641,965
63,519	GMACM Home Equity Loan Trust (c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	65,359
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.25%, 04/19/2033 3-mo. LIBOR + 2.00%	1,490,140
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.19%, 04/15/2031 3-mo. LIBOR + 1.95%	1,495,786
Principal Amount		Fair Value
Non-Agency — (continued)
$1,170,754	MVW LLC(a) Series 2021-1WA Class C 1.94%, 01/22/2041	$ 1,109,055
	Navient Private Education Refi Loan Trust (a)
	Series 2021-A Class A
1,123,030	0.84%, 05/15/2069	1,072,212
	Series 2021-BA Class A
1,311,211	0.94%, 07/15/2069	1,237,879
	Series 2021-CA Class A
1,355,799	1.06%, 10/15/2069	1,289,023
2,000,000	Octagon Investment Partners Ltd(a)(b) Series 2019-1A Class BR 2.09%, 04/15/2035 3-mo. SOFR + 1.85%	1,990,318
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,066,872
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	717,910
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,149,031
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,891,064
1,096,773	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	1,089,892
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 2.05%, 01/20/2031 3-mo. LIBOR + 1.80%	3,645,397
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	617,016
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	463,192
		43,544,660
U.S. Government Agency — 0.00%(d)
883	Federal National Mortgage Association Grantor Trust (e) Series 2003-T4 Class 2A6 4.61%, 07/26/2033	897
TOTAL ASSET-BACKED SECURITIES — 12.08% (Cost $45,188,500)		$43,545,557
BANK LOANS
1,331,819	Allison Transmission Inc(b) 2.45%, 03/29/2026 1-mo. LIBOR + 1.99%	1,327,657

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Bank Loans — (continued)
	Asurion LLC(b)
$ 512,319	3.54%,11/03/2023 3-mo. LIBOR + 2.58%	$ 508,733
3,262,788	3.20%,11/03/2024 1-mo. LIBOR + 2.75%	3,187,627
	Bausch Health Cos Inc(b)
2,889,196	3.46%,06/02/2025 1-mo. LIBOR + 3.00%	2,861,205
3,350,000	5.70%,01/27/2027 1-mo. LIBOR + 5.25%	3,314,704
2,228,354	Berry Global Inc(b) 2.07%, 07/01/2026 1-mo. LIBOR + 1.11%	2,194,309
2,302,422	BJ's Wholesale Club Inc(b) 2.39%, 02/03/2024 1-mo. LIBOR + 1.94%	2,298,310
4,714,375	Burlington Coat Factory Warehouse Corp(b) 2.55%, 06/26/2028 1-mo. LIBOR + 2.10%	4,649,552
1,488,722	Catalent Pharma Solutions Inc(b) 7.41%, 05/20/2024 3-mo. LIBOR + 6.45%	1,485,000
2,698,636	Change Healthcare Holdings LLC(b) 3.50%, 03/01/2024 1-mo. LIBOR + 2.54%	2,681,769
2,977,500	Entain PLC(b) 2.96%, 03/16/2027 1-mo. LIBOR + 2.51%	2,932,838
544,473	Icon Luxembourg(b) 2.96%, 07/01/2028 1-mo. LIBOR + 2.51%	541,070
2,487,500	Jazz Financing SARL(b) 4.00%, 05/05/2028 1-mo. LIBOR + 3.55%	2,476,789
1,496,250	Plastipake Holdings LLC(b) 3.00%, 11/17/2028 1-mo. LIBOR + 2.55%	1,464,455
135,656	PRA Health Sciences Inc(b) 2.96%, 07/01/2028 1-mo. LIBOR + 2.51%	134,808
997,500	Southwestern Energy Co(b) 2.79%, 06/08/2027 1-day SOFR + 2.50%	987,525
2,409,886	Vyaire Medical Inc(b) 5.75%, 04/16/2025 3-mo. LIBOR + 4.79%	1,849,588
TOTAL BANK LOANS — 9.68% (Cost $35,586,456)		$34,895,939
CORPORATE BONDS AND NOTES
Basic Materials — 0.34%
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,236,494
Principal Amount		Fair Value
Communications — 3.73%
$2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	$ 2,007,332
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,611,097
2,000,000	Netflix Inc(a) 3.63%, 06/15/2025	2,010,820
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	472,737
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,884,600
	Verizon Communications Inc(b)
3,500,000	1.61%, 05/15/2025 3-mo. LIBOR + 1.10%	3,544,552
1,910,000	1.09%, 03/20/2026 1-day SOFR + 0.79%	1,907,983
		13,439,121
Consumer, Cyclical — 12.21%
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,948,239
1,500,000	BMW US Capital LLC(a) 3.25%, 04/01/2025	1,505,931
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,253,125
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,615,625
1,500,000	Daimler Finance North America LLC(a) 0.75%, 03/01/2024	1,439,316
2,000,000	Daimler Trucks Finance North America LLC(a) 1.13%, 12/14/2023	1,939,396
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,847,652
	General Motors Financial Co Inc
1,500,000	1.05%, 03/08/2024	1,443,646
2,000,000	1.20%, 10/15/2024	1,898,590
2,000,000	Genuine Parts Co 1.75%, 02/01/2025	1,909,701
2,500,000	Hilton Domestic Operating Co Inc(a) 5.38%, 05/01/2025	2,554,750
2,000,000	Honda Motor Co Ltd 2.27%, 03/10/2025	1,965,961
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,881,099
4,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	3,818,762
3,500,000	Magallanes Inc(a) 3.79%, 03/15/2025	3,500,172
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,579,275
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,870,434
2,000,000	Nordstrom Inc 2.30%, 04/08/2024	1,971,840

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$2,000,000	PACCAR Financial Corp 2.85%, 04/07/2025	$ 1,999,400
3,000,000	PVH Corp 4.63%, 07/10/2025	3,060,295
		44,003,209
Consumer, Non-Cyclical — 8.52%
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	1,023,484
	Baxter International Inc(a)
2,000,000	0.87%, 12/01/2023	1,936,520
2,000,000	1.32%, 11/29/2024	1,909,779
2,000,000	Bayer US Finance II LLC(a) 3.88%, 12/15/2023	2,020,619
3,000,000	Global Payments Inc 1.50%, 11/15/2024	2,868,116
2,500,000	GSK Consumer Healthcare Capital US LLC(a) 3.02%, 03/24/2024	2,498,908
	HCA Inc
1,000,000	4.75%, 05/01/2023	1,024,964
2,000,000	3.13%, 03/15/2027(a)	1,954,185
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,754,532
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	944,077
3,000,000	Perrigo Finance Unlimited Co 3.90%, 12/15/2024	3,012,932
200,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	190,312
3,000,000	Roche Holdings Inc(a) 2.13%, 03/10/2025	2,940,632
2,000,000	Universal Health Services Inc(a) 1.65%, 09/01/2026	1,834,613
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,861,097
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	1,918,113
		30,692,883
Energy — 5.50%
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,876,580
1,500,000	ConocoPhillips Co 2.40%, 03/07/2025	1,482,736
3,500,000	Energy Transfer LP 3.90%, 05/15/2024	3,520,681
	EQT Corp
1,500,000	6.63%, 02/01/2025	1,584,398
100,000	3.13%, 05/15/2026(a)	97,127
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,477,745
2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	2,006,268
2,000,000	Phillips 66 1.30%, 02/15/2026	1,868,942
Principal Amount		Fair Value
Energy — (continued)
$3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	$ 3,009,224
2,000,000	TransCanada PipeLines Ltd 1.00%, 10/12/2024	1,900,117
		19,823,818
Financial — 31.92%
	AerCap Ireland Capital Designated Acitvity Co / AerCap Global Aviation Trust
2,500,000	1.15%, 10/29/2023	2,393,097
2,500,000	1.75%, 10/29/2024	2,355,708
3,000,000	Ally Financial Inc 3.88%, 05/21/2024	3,034,429
2,000,000	American Express Co 2.25%, 03/04/2025	1,964,011
4,750,000	Athene Global Funding 0.95%, 01/08/2024	4,577,385
	Bank of America Corp
3,000,000	0.81%, 10/24/2024	2,902,541
5,000,000	3.46%, 03/15/2025	5,030,164
3,000,000	1.53%, 12/06/2025	2,868,897
4,000,000	Bank of Montreal(b) 0.90%, 09/15/2026 1-day SOFR + 0.62%	3,964,720
	Bank of Nova Scotia
1,500,000	2.44%, 03/11/2024	1,493,232
3,000,000	0.70%, 04/15/2024	2,877,620
2,500,000	Barclays PLC 3.65%, 03/16/2025	2,504,628
	Canadian Imperial Bank of Commerce
2,500,000	1.00%, 10/18/2024	2,374,580
1,500,000	2.25%, 01/28/2025	1,465,014
1,500,000	Capital One Financial Corp 1.34%, 12/06/2024	1,454,581
	Citigroup Inc
950,000	1.28%, 11/03/2025	904,028
7,000,000	1.05%, 06/09/2027(b) 1-day SOFR + 0.77%	6,867,910
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,453,486
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,897,407
3,500,000	Fifth Third Bancorp 2.38%, 01/28/2025	3,420,442
	Goldman Sachs Group Inc
1,505,000	2.91%, 07/24/2023	1,506,657
3,000,000	0.84%, 03/08/2024(b) 1-day SOFR + 0.58%	2,973,661
4,000,000	0.93%, 10/21/2024	3,877,210
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	1,981,697
1,250,000	ING Groep NV 4.10%, 10/02/2023	1,271,050
	JPMorgan Chase & Co
3,000,000	0.87%, 03/16/2024(b) 1-day SOFR + 0.58%	2,990,743

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,500,000	3.88%, 09/10/2024	$ 1,532,189
2,000,000	0.77%, 08/09/2025(f)	1,895,735
4,000,000	2.60%, 02/24/2026	3,922,897
250,000	Lehman Brothers Holdings Inc Escrow Account(g)(h) 0.00%, 10/15/2025	1,300
3,000,000	Metropolitan Life Global Funding I(a)(i) 0.95%, 07/02/2025	2,804,587
	Morgan Stanley
4,000,000	0.79%, 01/22/2025	3,839,869
4,000,000	0.78%, 01/24/2025(b) 1-day SOFR + 0.63%	3,982,040
2,000,000	1.16%, 10/21/2025	1,899,878
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,824,098
2,000,000	New York Life Global Funding(a) 1.45%, 01/14/2025	1,922,042
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,911,896
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,720,395
2,000,000	0.75%, 08/23/2024	1,897,620
2,250,000	Protective Life Global Funding(a) 1.65%, 01/13/2025	2,155,049
3,000,000	Royal Bank of Canada(b) 0.73%, 04/27/2026 1-day SOFR + 0.57%	2,971,012
2,000,000	Toronto-Dominion Bank 1.25%, 09/10/2026	1,838,797
2,000,000	Truist Financial Corp(b) 0.67%, 06/09/2025 1-day SOFR + 0.40%	1,987,416
	Wells Fargo & Co
2,000,000	4.13%, 08/15/2023	2,044,546
1,500,000	2.19%, 04/30/2026	1,446,965
		115,003,229
Industrial — 4.20%
2,000,000	Boeing Co 1.95%, 02/01/2024	1,955,394
1,500,000	Carlisle Cos Inc 0.55%, 09/01/2023	1,453,223
3,100,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	3,067,965
2,000,000	Huntington Ingalls Industries Inc(a) 0.67%, 08/16/2023	1,940,422
1,500,000	John Deere Capital Corp 2.13%, 03/07/2025	1,475,751
2,500,000	Sonoco Products Co 1.80%, 02/01/2025	2,395,713
1,500,000	Stanley Black & Decker Inc 2.30%, 02/24/2025	1,472,266
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,363,669
		15,124,403
Principal Amount		Fair Value
Technology — 5.74%
$3,000,000	Broadcom Inc 4.70%, 04/15/2025	$ 3,113,363
	Microchip Technology Inc
4,500,000	0.97%, 02/15/2024	4,312,802
1,000,000	0.98%, 09/01/2024(a)	946,770
1,725,000	NetApp Inc 1.88%, 06/22/2025	1,649,455
4,500,000	Oracle Corp 1.65%, 03/25/2026	4,196,274
3,600,000	PTC Inc(a) 3.63%, 02/15/2025	3,559,500
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	953,870
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	1,955,355
		20,687,389
Utilities — 1.77%
2,000,000	American Electric Power Co Inc 2.03%, 03/15/2024	1,965,363
1,500,000	CenterPoint Energy Inc(b) 0.85%, 05/13/2024 1-day SOFR + 0.65%	1,488,319
1,500,000	CenterPoint Energy Resources Corp 0.70%, 03/02/2023	1,478,004
1,500,000	Entergy Louisiana LLC 0.95%, 10/01/2024	1,429,410
		6,361,096
TOTAL CORPORATE BONDS AND NOTES — 73.93% (Cost $276,090,541)		$266,371,642
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.14%
676,685	Angel Oak Mortgage Trust (a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	638,792
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.78%, 11/10/2031	1,485,443
935,627	Deephaven Residential Mortgage Trust (a)(c) Series 2022-1 Class A1 2.21%, 01/25/2067	896,042
977,409	GS Mortgage-Backed Securities Trust (a)(c) Series 2022-PJ1 Class A8 2.50%, 05/28/2052	938,122
2,288,670	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,286,894
888,515	RCKT Mortgage Trust (a)(c) Series 2022-1 Class A5 2.50%, 01/25/2052	842,583

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$1,912,226	Starwood Mortgage Residential Trust(a)(c) Series 2021-6 Class A1 1.92%, 11/25/2066	$ 1,802,199
1,194,357	Starwood Mortgage Residential Trust (a)(c) Series 2021-3 Class A3 1.52%, 06/25/2056	1,135,877
	Verus Securitization Trust(a)(c)
	Series 2021-2 Class A3
919,020	1.55%, 02/25/2066	884,634
	Series 2021-5 Class A3
452,714	1.37%, 09/25/2066	416,776
TOTAL MORTGAGE-BACKED SECURITIES — 3.14% (Cost $11,777,289)		$11,327,362
U.S. TREASURY BONDS AND NOTES
5,000,000	United States Treasury Note/Bond 0.25%, 05/15/2024	4,779,102
TOTAL U.S. TREASURY BONDS AND NOTES — 1.33% (Cost $4,775,392)		$4,779,102
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.97%
6,600,000	Repurchase agreement (principal amount/value $6,600,000 with a maturity value of $6,600,046 with Daiwa Capital Markets America Inc, 0.25%, dated 3/31/22 to be repurchased at $6,600,046 on 4/1/22 collateralized by U.S. Treasury securities, 0.13% - 4.38%, 9/15/23 - 5/15/41, with a value of $6,732,093.	6,600,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 489,600	Undivided interest of 5.74% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $489,600 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(j)	$ 489,600
TOTAL SHORT TERM INVESTMENTS — 1.97% (Cost $7,089,600)		$7,089,600
TOTAL INVESTMENTS — 102.13% (Cost $380,507,778)		$368,009,202
OTHER ASSETS & LIABILITIES, NET — (2.13)%		$(7,683,428)
TOTAL NET ASSETS — 100.00%		$360,325,774

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2022. Maturity date disclosed represents final maturity date.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	Security in bankruptcy at March 31, 2022.
(h)	Security in default.
(i)	All or a portion of the security is on loan at March 31, 2022.
(j)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

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research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

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